SCHEDULE OF CHANGE IN FAIR VALUE BY DEBENTURE (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Convertible Debentures
Balance	$ 43,746	$ 38,176	$ 38,176	$ 33,018
Debenture issuance at fair value	5,000	1,000	2,000	1,000
Change in fair value	3,642	479	3,570	4,158
Balance	$ 52,388	$ 39,655	$ 43,746	$ 38,176